Organization and Business Operations (Details)			12 Months Ended
	Mar. 12, 2021 USD ($) $ / shares shares	Nov. 17, 2020 item	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)
Organization and Business Operations
Condition for future business combination number of businesses minimum | item		1
Proceeds from issuance of Private Placement Warrants				$ 9,170,000
Deferred underwriting fee			$ 574,998
Investment of cash into Trust Account				333,500,000
Maturity term of U.S. government securities			185 days
Maximum allowed dissolution expenses			$ 100,000
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)			100.00%
Threshold period from closing of public offering entity is obligated to complete Business Combination			24 months
Threshold business days for redemption of public shares			10 days
Working capital (deficit)			$ 1,655,967	443,428
Aggregate purchase price				25,000
Sponsor | Founder Shares
Organization and Business Operations
Aggregate purchase price	$ 25,000
Proceeds from related party debts	$ 300,000
Working capital loans warrant
Organization and Business Operations
Outstanding balance of related party note			$ 0	$ 0
Working capital loans warrant | Related Party Loans
Organization and Business Operations
Price of warrant | $ / shares			$ 1.50
Loan conversion agreement warrant			$ 2,000,000
Initial Public Offering
Organization and Business Operations
Number of units sold | shares	33,350,000		33,350,000
Purchase price, per unit | $ / shares	$ 10.00
Proceeds from issuance initial public offering	$ 333,500,000
Transaction cost			$ 18,903,894
Underwriting fees			6,670,000
Deferred underwriting fee			11,672,500
Other offering costs			$ 561,394
Investment of cash into Trust Account	$ 333,500,000
Share price | $ / shares			$ 10.00
Over-allotment option
Organization and Business Operations
Number of units sold | shares	3,350,000
Maximum number of shares issued to underwriters | shares	4,500,000
Purchase price, per unit | $ / shares	$ 10.00
Class A Common Stock
Organization and Business Operations
Offering costs as a reduction of temporary equity			$ 18,244,148
Class A Common Stock | Initial Public Offering
Organization and Business Operations
Number of shares in a unit | shares	1
Warrants
Organization and Business Operations
Offering costs as a reduction of temporary equity			$ 659,746
Public Warrants | Initial Public Offering
Organization and Business Operations
Number of warrants in a unit | shares	0.25
Number of shares issuable per warrant | shares	1